Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the balance sheets - USD ($)	Dec. 31, 2020	Oct. 09, 2020
As Previously Reported [Member]
Balance Sheet
Total assets	$ 376,272,470	$ 351,797,538
Liabilities and Shareholders’ Equity
Total current liabilities	122,735	327,799
Deferred underwriting commissions	13,125,000	12,250,000
Derivative warrant liabilities
Total liabilities	13,247,735	12,577,799
Shareholders’ equity
Preference shares – $0.0001 par value
Additional paid-in-capital	5,351,344	5,038,954
Accumulated deficit	(352,446)	(40,109)
Total shareholders’ equity	5,000,005	5,000,009
Total liabilities and shareholders’ equity	376,272,470	351,797,538
As Previously Reported [Member] | Class A Ordinary Share
Liabilities and Shareholders’ Equity
Class A ordinary shares, $0.0001/$0.0001 par value; shares subject to possible redemption	358,024,730	334,219,730
Shareholders’ equity
Ordinary shares – $0.0001 par value	170	158
As Previously Reported [Member] | Class B Ordinary Share
Shareholders’ equity
Ordinary shares – $0.0001 par value	937	1,006
Restatement Adjustment [Member]
Balance Sheet
Total assets
Liabilities and Shareholders’ Equity
Total current liabilities
Deferred underwriting commissions
Derivative warrant liabilities	28,500,590	21,616,670
Total liabilities	28,500,590	21,616,670
Shareholders’ equity
Preference shares – $0.0001 par value
Additional paid-in-capital	6,321,420	806,726
Accumulated deficit	(6,321,705)	(806,942)
Total shareholders’ equity
Total liabilities and shareholders’ equity
Restatement Adjustment [Member] | Class A Ordinary Share
Liabilities and Shareholders’ Equity
Class A ordinary shares, $0.0001/$0.0001 par value; shares subject to possible redemption	(28,500,590)	(21,616,670)
Shareholders’ equity
Ordinary shares – $0.0001 par value	285	216
Restatement Adjustment [Member] | Class B Ordinary Share
Shareholders’ equity
Ordinary shares – $0.0001 par value
As Restated [Member]
Balance Sheet
Total assets	376,272,470	351,797,538
Liabilities and Shareholders’ Equity
Total current liabilities	122,735	327,799
Deferred underwriting commissions	13,125,000	12,250,000
Derivative warrant liabilities	28,500,590	21,616,670
Total liabilities	41,748,325	34,194,469
Shareholders’ equity
Preference shares – $0.0001 par value
Additional paid-in-capital	11,672,764	5,845,680
Accumulated deficit	(6,674,151)	(847,051)
Total shareholders’ equity	5,000,005	5,000,009
Total liabilities and shareholders’ equity	376,272,470	351,797,538
As Restated [Member] | Class A Ordinary Share
Liabilities and Shareholders’ Equity
Class A ordinary shares, $0.0001/$0.0001 par value; shares subject to possible redemption	329,524,140	312,603,060
Shareholders’ equity
Ordinary shares – $0.0001 par value	455	374
As Restated [Member] | Class B Ordinary Share
Shareholders’ equity
Ordinary shares – $0.0001 par value	$ 937	$ 1,006